Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2024
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		$ 1,784
Revenu Quebec Agency [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		52
Revenu Quebec Agency [member] | 2018 taxation year [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 1
Canada Revenue Agency Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		1,661
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		$ 71